Schedule of Components of Income Tax Expense Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) \ Income before provision for income taxes	$ (2,989,865)	$ (3,900,897)	$ 1,431,255
Tax at the domestic income tax rate of 16.5%	(493,328)	(643,648)	236,157
Tax effect of Hong Kong at graduated rates		21,290	(21,290)
Foreign tax rate differentials		(6,782)	2,102
Non-deductible expenses for tax purpose	448,260	370,804	110,412
Unrecognize tax benefit	46,549	216,736
Non-taxable income	(1,875)	43,921	(22,790)
Prior year accrual		(31,805)	(5,986)
Income tax expense	$ (394)	$ (29,484)	$ 298,605